ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	$ 366,903,925
Changes in fair value recognised in profit or loss	278,751	$ 270,095	$ 252,355
Assets at the end of the period	295,591,236	366,903,925
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	54,167,420
Assets at the end of the period	40,403,000	54,167,420
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	5,682,386
Assets at the end of the period	6,904,487	5,682,386
Financial Assets In Concession [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	3,228,480	2,958,385	2,706,030
Changes in fair value recognised in profit or loss	278,751	270,095	252,355
Assets at the end of the period	3,507,231	3,228,480	2,958,385
Debt securities [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	42,235,153
Assets at the end of the period	26,224,070	42,235,153
Debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	88,821	95,349	10,102
Changes in fair value recognised in profit or loss	(58,845)	4,222	(1,390)
Changes in fair value recognised in OCI	671,348	85,096	(1,772)
Additions	227,854		99,094
Sales/redemptions	(783,552)	(95,846)	(10,685)
Loss of control in subsidiary	(71,248)
Transfers from level 3 to level 2	(72,995)
Assets at the end of the period	1,383	88,821	95,349
Equity securities | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	6,488,709
Assets at the end of the period	7,515,847	6,488,709
Equity securities | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	1,357,164	1,159,963	582,299
Changes in fair value recognised in profit or loss	80,408	173,954	312,121
Changes in fair value recognised in OCI	16,613	(6,431)	6,960
Reclassification			108
Additions	918,046	3,553	257,457
Sales/redemptions	(13,062)	(15,665)
Discontinued operations	1	3,403	(370)
Loss of control in subsidiary	(56,599)
Reclassification BAC		(47)	1,388
Transfers from level 2 to level 3		73,859
Transfers from level 3 to level 2	(291)	(35,425)
Assets at the end of the period	2,302,280	1,357,164	1,159,963
Biological assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	154,986
Assets at the end of the period	212,630	154,986
Biological assets [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	154,986	122,675	104,857
Changes in fair value recognised in profit or loss	56,859	28,546	15,021
Additions	28,368	27,213	21,285
Sales/redemptions	(27,583)	(23,448)	(18,488)
Assets at the end of the period	212,630	154,986	122,675
Investment property [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	852,935
Assets at the end of the period	880,963	852,935
Investment property [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	852,935	808,556	928,566
Changes in fair value recognised in profit or loss	55,930	22,775	(46,924)
Changes in fair value recognised in OCI	797	7,991	9,014
Transfers to non-current assets held for sale	31,184	22,847	4,323
Reclassification	(4,493)	4,490	11,685
Business combination			10,164
Effect of movements in exchange rates	2,282	2,964	(700)
Additions	70,081	77,157	37,533
Sales/redemptions	(127,753)	(93,845)	(145,105)
Assets at the end of the period	$ 880,963	$ 852,935	$ 808,556